Deferred Compensation (Details Narrative) (USD $)	0 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended		98 Months Ended
	Feb. 28, 2013	Jan. 02, 2013	Nov. 01, 2012	Nov. 01, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2013
Common stock issued during the period, shares	150,000	3,000,000	500,000	200,000					975,000
Common stock, per share		$ 0.10	$ 0.10	$ 0.10					$ 0.10
Proceeds from issuance of common stock								$ 96,500	$ 97,500		$ 105,500
Fair value of common stock issued during period	15,000	300,000	50,000	20,000
Deferred compensation					226,273		226,273		318,791		226,273
Consulting fees					40,332		80,226		40,792		154,518
November 1, 2012 [Member]
Mineral exploration costs							12,370		10,417
Deferred compensation					27,213		27,213		39,583		27,213
November 1, 2012 [Member]
Deferred compensation					10,864		10,864		15,834		10,864
Consulting fees							4,969		4,166
January 1, 2013 [Member]
Deferred compensation					188,196		188,196		263,374		188,196
Consulting fees							$ 75,179		$ 36,626